Liquidity risk (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial assets
Cash and cash equivalents	¥ 21,717	¥ 96,791	¥ 65,741	¥ 15,270
Loan receivables	791,390	675,341
Total	813,107	772,132
Financial liabilities
Loans payable	226,370	200,470
Less than 1 month [Member]
Financial assets
Cash and cash equivalents	21,717	96,791
Loan receivables	75,460	149,009
Total	97,177	245,800
Financial liabilities
Loans payable	34,048	8,290
1 - 3 months [Member]
Financial assets
Cash and cash equivalents
Loan receivables	115,621	118,827
Total	115,621	118,827
Financial liabilities
Loans payable	48,219	70,057
3 months to 1 year [Member]
Financial assets
Cash and cash equivalents
Loan receivables	668,106	470,639
Total	668,106	470,639
Financial liabilities
Loans payable	156,549	129,755
Carrying amount [Member]
Financial assets
Cash and cash equivalents	21,717	96,791
Loan receivables	791,390	675,341
Total	813,107	772,132
Financial liabilities
Loans payable	¥ 226,370	¥ 200,470